DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 28, 2012	Mar. 08, 2013	Sep. 07, 2012
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	S-1
Document Period End Date	Dec. 28, 2012
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2012
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,477,405
Entity Public Float			$ 0